Income Tax (Details) - Schedule of tax losses and excess - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Tax Losses and Excess [Abstract]
Current year	$ 8,407	$ 12,250	$ 7,491
Current tax expense	8,407	12,250	7,491
Origination and reversal of temporary differences	1,763	1,455	3,805
Deferred tax (income) expense	1,763	1,455	3,805
Total tax expense	$ 10,170	$ 13,705	$ 11,296